Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental disclosure of cash flow information:
Cash paid for interest, capitalized	$ 8,240	$ 9,486	$ 10,463